Lease (Details) - Schedule of reconciles the undiscounted cash flows $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Reconciles The Undiscounted Cash Flows [Abstract]
2023	$ 204
2024	10
Total undiscounted operating lease payments	214
Less: imputed interest	(30)
Present value of operating lease liabilities	$ 184